Document and entity information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	MILLICOM INTERNATIONAL CELLULAR SA
Entity Central Index Key	0000912958
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	101,739,217
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2018
Entity Shell Company	false
Entity Emerging Growth Company	false